Shareholders’ equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2021	Mar. 11, 2021	Jun. 04, 2020	Sep. 20, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Capital	$ 132,439				$ 132,439	$ 132,439
Capital, shares	132,439				132,439
Par value ($ per share)	$ 1.00				$ 1.00
Authorized, but unissued and unsubscribed share capital	$ 231,925				$ 231,925
Maximum amount of shares authorized to repurchase under buy back program				$ 30,000
Period of time for repurchase of shares under buy back program				12 months
Treasury shares							$ 9,435
Dividends declared to non-controlling interests					(23,730)	$ (5,332)	$ (49,556)
Nexa resources s.a. [member]
Disclosure of reserves within equity [line items]
Dividends paid		$ 35,000
Pollarix s. a. [member]
Disclosure of reserves within equity [line items]
Dividends declared to non-controlling interests					$ 23,730
Parent [member]
Disclosure of reserves within equity [line items]
Percentage of equity interest held by the controlling shareholder (as a percent)	64.68%		64.68%